Shareholder Report, Holdings (Details)	Mar. 31, 2025
American High-Income Trust® Class A [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class A [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class A [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class C [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class C [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class C [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class T [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class T [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class T [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class T [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class T [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class F-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class F-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class F-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class F-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class F-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class F-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class F-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class F-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class F-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class F-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class F-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class 529-A [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class 529-A [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class 529-A [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class 529-A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class 529-A [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class 529-A [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class 529-C [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class 529-C [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class 529-C [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class 529-C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class 529-C [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class 529-C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class 529-E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class 529-E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class 529-E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class 529-E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class 529-E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class 529-E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class 529-T [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class 529-T [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class 529-T [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class 529-T [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class 529-T [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class 529-T [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class 529-F-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class 529-F-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class 529-F-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class 529-F-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class 529-F-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class 529-F-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class 529-F-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class 529-F-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class 529-F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class 529-F-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class 529-F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class 529-F-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class 529-F-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class 529-F-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class 529-F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class 529-F-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class 529-F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-2E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-2E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-2E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-2E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-2E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-2E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-2E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-3 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-3 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-4 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-4 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-4 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-4 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-4 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-4 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-5E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-5E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-5E [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-5E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-5E [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-5E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-5E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-5 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-5 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-5 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-5 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-5 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-5 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-5 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
American High-Income Trust® Class R-6 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.34%
American High-Income Trust® Class R-6 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
American High-Income Trust® Class R-6 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American High-Income Trust® Class R-6 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
American High-Income Trust® Class R-6 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
American High-Income Trust® Class R-6 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American High-Income Trust® Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]

[1]	Includes derivatives.